Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 40.5%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 1,916,887 $ 1,985,990
ACHV ABS TRUST, 6.8000%, 3/18/30 (144A) 17,191 17,195
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 526,171 527,535
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 145,000 145,641
ACHV ABS TRUST, 7.2900%, 4/25/31 (144A) 1,000,000 1,018,697
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 254,968
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 255,480
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 202,534 203,206
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 250,000 252,999
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 254,828
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 1,250,000 1,255,591
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 1,200,000 1,206,039
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,523,259
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 504,643
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 467,885 473,044
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 935,769 941,950
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 561,462 568,244
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 2,243,709 2,254,936
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 275,932 277,170
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 379,304
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 500,719
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,526,402
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 203,369
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 7.3971%,
12/26/31 (144A)
‡
1,839,953 1,839,940
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 8.9471%,
12/26/31 (144A)
‡
1,084,367 1,084,355
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 7.1471%,
6/25/47 (144A)
‡
933,845 937,298
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 8.0971%,
6/25/47 (144A)
‡
466,922 472,032
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 509,207
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 439,685 443,096
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 500,000 503,903
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 202,388
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 508,742
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,509,172
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 504,863
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,930,944 1,965,551
CarMax Auto Owner Trust, 6.0000%, 7/15/30 750,000 759,270
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,522,859
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 1,371,664 1,290,055
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 97,271
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 97,802
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 150,477
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 75,611
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 127,256 120,860
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 240,634 186,154
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,006,717
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 357,139 361,710
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 238,980
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 255,648
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 230,555 221,871
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 500,000 498,542

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) $ 735,000 $ 705,317
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 304,788
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 504,221
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 756,759
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 1,250,000 1,261,705
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,499,801
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,207,053
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,215,530
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,021,865
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 1,800,000 1,826,963
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,388,322 1,408,936
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
1,500,000 1,509,943
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
976,104 925,801
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,500,000 1,540,596
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 195,000 191,131
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 426,859
Gracie Point International Funding, SOFR90A + 4.5000%, 9.8493%, 9/1/26
(144A)
‡
2,000,000 2,026,017
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4496%, 3/1/28
(144A)
‡
1,724,000 1,730,352
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 8.8496%, 3/1/28
(144A)
‡
500,000 502,782
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 12.4996%, 3/1/28
(144A)
‡
600,000 600,723
Hertz Vehicle Financing LLC, 3.9800%, 12/26/25 (144A) 2,083,333 2,064,512
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,546,193
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 8.4941%,
5/20/32 (144A)
‡
2,790,014 2,796,014
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 10.5941%,
5/20/32 (144A)
‡
930,005 934,805
JPMorgan Chase Bank NA-CACLN, 8.4820%, 12/26/28 (144A) 1,900,000 1,928,065
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 506,511
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,682,760
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 506,270
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,559,524
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 1,500,000 1,532,743
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 108,698 108,713
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 809,644 811,379
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 301,976
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 708,521
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 906,237
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 523,124
Mercury Financial Credit Card Master Trust, 8.0400%, 9/20/27 (144A) 1,000,000 1,006,843
Mercury Financial Credit Card Master Trust, 9.5900%, 9/20/27 (144A) 690,000 700,528
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 750,000 759,581
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 2,305,345 2,311,494
New Economy Assets Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 554,763
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 460,331 408,925
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,020,569
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,033,545
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 235,426
Pear LLC, 6.9500%, 2/15/36 (144A) 438,774 442,038
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 401,812
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 434,801

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
PRET LLC, 8.1115%, 11/25/53 (144A)
Ç
$ 457,954 $ 468,149
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 500,000 506,542
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 756,908
PRPM LLC, 2.4870%, 11/25/26 (144A)
Ç
1,148,115 1,134,907
RAM LLC, 6.6690%, 2/15/39 (144A) 176,514 176,686
RAM LLC, 7.7850%, 2/15/39 (144A) 572,241 574,495
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
1,022,369 1,031,597
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 750,000 765,890
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,012,531
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
8.5700%, 4/25/48 (144A)
‡
343,108 343,157
Saluda Grade Alternative Mortgage Trust, 8.9480%, 8/25/53 (144A) 712,927 741,059
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
895,081 913,861
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 220,733 219,820
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 2,000,000 2,005,128
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 4,000,000 4,045,070
Santander Bank Auto Credit-Linked Notes, 6.7930%, 8/16/32 (144A) 51,952 51,981
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 188,907 192,302
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 500,000 503,356
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,500,000 1,507,211
Santander Bank NA, 1.8330%, 12/15/31 (144A) 204,407 202,556
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 446,951 437,005
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,004,036
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 1,000,000 1,004,025
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,288,862
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 929,231
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
912,482 914,802
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
1,161,601 1,165,524
Tricolor Auto Securitization Trust, 3.2300%, 9/15/26 (144A) 18,972 18,945
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 504,880
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,548,189
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,521,231
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,028,292
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 503,501 497,030
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 287,658 285,484
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 520,024
US Auto Funding Trust, 3.9800%, 4/15/25 (144A) 85,392 84,068
US Bank NA, 6.7890%, 8/25/32 (144A) 704,982 711,518
US Bank NA, 9.7850%, 8/25/32 (144A) 176,245 178,203
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,533,389
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,181,230
VCAT LLC, 5.1150%, 3/27/51 (144A)
Ç
34,246 33,939
Vertical Bridge Holdings LLC, 3.2290%, 9/15/50 (144A) 1,750,000 1,686,334
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 182,717 175,023
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 187,657 191,048
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 977,920 987,746
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 488,960 492,076
Total Asset-Backed Securities (cost $124,268,317) 125,865,737
Collateralized Loan Obligations - 2.6%
CIFC Funding 2022-II Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.1500%,
8.4295%, 4/19/35 (144A)
‡
1,000,000 1,000,735
OCP Aegis CLO Ltd. 2023-29A D, CME Term SOFR 3 Month + 5.0000%,
10.2820%, 1/20/35 (144A)
‡
2,000,000 2,033,253

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
7.9861%, 4/25/37 (144A)
‡
$ 2,500,000 $ 2,544,236
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 7.0720%,
1/20/32 (144A)
‡
2,500,000 2,499,930
Total Collateralized Loan Obligations (cost $8,019,301) 8,078,154
Corporate Bond - 0.5%
Financial - 0.5%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $1,403,431) 1,417,000 1,404,653
Mortgage-Backed Securities - 74.1%
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
2,404,195 2,342,447
4.8000%, 11/26/68 (144A)
Ç
131,700 129,348
BAMLL Re-REMIC Trust
1.2550%, 7/27/50 (144A)
‡
2,950,000 2,324,500
BB-UBS Trust , 3.4302% , 11/5/36 (144A) 2,175,000 2,093,846
BMP , CME Term SOFR 1 Month + 2.3905% , 7.7193% , 6/15/41 (144A)
‡
2,000,000 1,981,585
BRAVO Residential Funding Trust , 4.8500% , 9/25/62 (144A)
Ç
365,198 361,440
Brean Asset-Backed Securities Trust , 4.5000% , 5/25/64 (144A) 2,518,732 2,233,151
BX , CME Term SOFR 1 Month + 2.3645% , 7.6935% , 1/15/34 (144A)
‡
1,405,018 1,372,527
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 8.7668%, 11/15/28 (144A)
‡
500,000 505,802
CME Term SOFR 1 Month + 2.6897%, 8.0185%, 3/15/34 (144A)
‡
2,000,000 1,986,255
CME Term SOFR 1 Month + 2.1145%, 7.4433%, 9/15/36 (144A)
‡
2,583,000 2,535,402
CME Term SOFR 1 Month + 2.2145%, 7.5435%, 10/15/37 (144A)
‡
1,918,000 1,897,800
CME Term SOFR 1 Month + 1.4668%, 6.7958%, 5/15/38 (144A)
‡
180,238 177,088
CME Term SOFR 1 Month + 2.0668%, 7.3958%, 5/15/38 (144A)
‡
2,128,968 2,091,711
CME Term SOFR 1 Month + 1.5145%, 6.8435%, 6/15/38 (144A)
‡
2,411,029 2,379,190
CME Term SOFR 1 Month + 1.9409%, 7.2697%, 2/15/39 (144A)
‡
350,000 341,250
CME Term SOFR 1 Month + 2.6898%, 8.0186%, 2/15/39 (144A)
‡
350,000 347,215
CME Term SOFR 1 Month + 3.0892%, 0.0000%, 8/15/39 (144A)
‡
2,500,000 2,493,811
CME Term SOFR 1 Month + 2.6898%, 8.0186%, 3/15/41 (144A)
‡
2,013,863 1,997,677
BX Trust
CME Term SOFR 1 Month + 3.4640%, 8.7930%, 10/15/26 (144A)
‡
2,354,873 2,236,483
CME Term SOFR 1 Month + 2.4401%, 7.7689%, 7/15/29 (144A)
‡
1,000,000 993,926
CME Term SOFR 1 Month + 2.8894%, 8.2182%, 7/15/29 (144A)
‡
1,000,000 997,368
CME Term SOFR 1 Month + 2.3590%, 7.6880%, 10/15/36 (144A)
‡
1,500,000 1,468,678
CME Term SOFR 1 Month + 2.7080%, 8.0370%, 10/15/36 (144A)
‡
2,088,000 2,038,215
CME Term SOFR 1 Month + 2.1110%, 7.4398%, 4/15/39 (144A)
‡
100,095 96,842
CME Term SOFR 1 Month + 2.9592%, 8.2880%, 4/15/39 (144A)
‡
625,392 603,503
CME Term SOFR 1 Month + 2.6400%, 7.9688%, 2/15/41 (144A)
‡
2,000,000 1,991,244
CME Term SOFR 1 Month + 1.9412%, 7.2700%, 4/15/41 (144A)
‡
1,490,366 1,466,993
CME Term SOFR 1 Month + 2.6901%, 8.0189%, 4/15/41 (144A)
‡
1,738,760 1,712,679
BXHPP Trust
CME Term SOFR 1 Month + 1.0145%, 6.3435%, 8/15/36 (144A)
‡
250,000 237,783
CME Term SOFR 1 Month + 1.2145%, 6.5435%, 8/15/36 (144A)
‡
1,950,000 1,825,310
BXP Trust , 3.4248% , 6/13/39 (144A)
‡
1,000,000 904,041
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) 1,700,000 1,414,193
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 8.4788% , 9/15/38 (144A)
‡
750,000 752,384
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 6.8971% , 2/25/50 (144A)
‡
329,542 306,800
COMM Mortgage Trust
CME Term SOFR 1 Month + 1.8410%, 7.1688%, 6/15/41 (144A)
‡
1,500,000 1,490,681
CME Term SOFR 1 Month + 2.8890%, 8.2168%, 6/15/41 (144A)
‡
1,250,000 1,245,423
CME Term SOFR 1 Month + 3.2890%, 8.6168%, 6/15/41 (144A)
‡
1,250,000 1,233,060

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 6.9417% , 8/15/26 (144A)
‡
$ 2,000,000 $ 1,993,131
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8971%, 10/25/41 (144A)
‡
857,577 862,401
SOFR30A + 3.1000%, 8.4471%, 10/25/41 (144A)
‡
2,372,000 2,443,902
SOFR30A + 1.6500%, 6.9971%, 12/25/41 (144A)
‡
2,499,572 2,521,248
SOFR30A + 2.7500%, 8.0971%, 12/25/41 (144A)
‡
2,250,000 2,295,703
SOFR30A + 3.0000%, 8.3471%, 1/25/42 (144A)
‡
1,500,000 1,543,913
SOFR30A + 3.9000%, 9.2471%, 7/25/43 (144A)
‡
375,000 397,594
SOFR30A + 2.5000%, 7.8471%, 10/25/43 (144A)
‡
740,000 764,289
SOFR30A + 3.5500%, 8.8971%, 10/25/43 (144A)
‡
1,730,000 1,809,990
SOFR30A + 1.8000%, 7.1471%, 1/25/44 (144A)
‡
360,000 363,651
SOFR30A + 1.8000%, 7.1471%, 2/25/44 (144A)
‡
331,138 333,183
SOFR30A + 1.9500%, 7.2981%, 3/25/44 (144A)
‡
788,000 795,403
SOFR30A + 1.7000%, 7.0358%, 7/25/44 (144A)
‡
3,000,000 3,003,721
DBGS Mortgage Trust
CME Term SOFR 1 Month + 1.5960%, 6.9250%, 5/15/35 (144A)
‡
228,441 225,167
CME Term SOFR 1 Month + 1.9960%, 7.3250%, 5/15/35 (144A)
‡
1,553,397 1,524,361
CME Term SOFR 1 Month + 2.2960%, 7.6250%, 5/15/35 (144A)
‡
1,498,571 1,470,360
DC Trust , 7.0360% , 4/13/28 (144A)
‡
1,500,000 1,526,467
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 6.5935% , 10/15/43
(144A)
‡
1,250,000 1,190,625
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
9.1435% , 7/15/38 (144A)
‡
2,266,042 2,264,455
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.9971%, 1/25/34 (144A)
‡
102,754 103,467
SOFR30A + 2.1000%, 7.4471%, 9/25/41 (144A)
‡
715,000 720,142
SOFR30A + 3.3500%, 8.6971%, 9/25/41 (144A)
‡
2,000,000 2,057,500
SOFR30A + 1.8000%, 7.1471%, 11/25/41 (144A)
‡
1,645,000 1,660,386
SOFR30A + 3.6500%, 8.9971%, 11/25/41 (144A)
‡
1,000,000 1,039,069
SOFR30A + 2.3500%, 7.6971%, 12/25/41 (144A)
‡
1,600,000 1,617,990
SOFR30A + 3.7500%, 9.0971%, 12/25/41 (144A)
‡
1,035,000 1,066,681
SOFR30A + 1.9500%, 7.2971%, 2/25/44 (144A)
‡
382,632 386,031
SOFR30A + 2.0000%, 7.3471%, 3/25/44 (144A)
‡
2,000,000 2,010,373
FHLMC UMBS
6.0000%, 9/1/53 464,521 471,447
6.0000%, 9/1/53 130,262 132,204
FHLMC, REMIC , SOFR30A + 1.1500% , 6.4945% , 8/25/54
‡
5,375,000 5,390,583
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
2,368,685 2,238,468
3.5000%, 4/25/74 (144A)
Ç
3,000,000 2,808,942
FNMA , SOFR30A + 3.3000% , 8.6471% , 11/25/41 (144A)
‡
700,000 724,394
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3471% , 11/25/41
(144A)
‡
941,210 947,405
FNMA UMBS , 6.0000% , 4/1/53 132,816 134,796
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
2,495,000 2,091,736
3.0000%, TBA, 30 Year Maturity
(b)
3,590,000 3,132,350
4.0000%, TBA, 30 Year Maturity
(b)
2,960,000 2,772,537
5.0000%, TBA, 30 Year Maturity
(b)
5,405,000 5,324,925
5.5000%, TBA, 30 Year Maturity
(b)
3,770,000 3,776,371
6.0000%, TBA, 30 Year Maturity
(b)
40,195,000 40,773,004
FREMF Mortgage Trust
0.0000%, 11/25/49 (144A)
¤
1,947,712 1,881,081
0.1000%, 11/25/49 (144A)
(a)
17,665,802 2,347

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
$ 750,000 $ 784,611
GNMA , CME Term SOFR 1 Month + 0.2645% , 5.6096% , 8/20/35
‡
126,051 123,746
Great Wolf Trust , CME Term SOFR 1 Month + 2.3910% , 7.7198% , 3/15/39 (144A)
‡
700,000 697,519
GWT , CME Term SOFR 1 Month + 3.6384% , 8.9672% , 5/15/41 (144A)
‡
2,000,000 1,982,392
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,093,157
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,413,306
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 750,000 713,458
4.9056%, 8/5/34 (144A) 2,500,000 2,374,269
5.4470%, 8/5/34 (144A)
‡
359,000 294,978
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
11.2688% , 10/15/39 (144A)
‡
500,000 499,653
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
1,854,218 1,866,719
JP Morgan Chase Commercial Mortgage Securities Trust , 3.6942% , 1/10/37
(144A)
‡
1,162,000 1,132,663
JPMorgan Chase Bank NA-CHASE
CME Term SOFR 1 Month + 3.4645%, 8.8141%, 10/25/57 (144A)
‡
441,714 451,045
CME Term SOFR 1 Month + 4.4645%, 9.8141%, 10/25/57 (144A)
‡
863,567 892,468
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
7.7178% , 6/15/39 (144A)
‡
1,500,000 1,490,253
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
2,000,000 2,018,157
7.0170%, 1/25/29 (144A)
Ç
1,591,000 1,607,931
7.1280%, 3/25/29 (144A)
Ç
321,901 326,626
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,198,607
6.9000%, 5/25/29 (144A)
Ç
2,440,000 2,474,087
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,417,486
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,129,999
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 7.1935%, 3/15/38 (144A)
‡
1,474,455 1,423,291
CME Term SOFR 1 Month + 2.0931%, 7.4219%, 5/15/39 (144A)
‡
2,250,000 2,137,209
CME Term SOFR 1 Month + 2.5419%, 7.8707%, 5/15/39 (144A)
‡
1,665,000 1,561,352
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 8.0444%, 4/15/38 (144A)
‡
2,285,939 2,246,748
CME Term SOFR 1 Month + 3.3154%, 8.6444%, 4/15/38 (144A)
‡
104,860 103,249
MKT Mortgage Trust , 2.9406% , 2/12/40 (144A)
‡
1,541,000 813,679
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.8956% ,
7.2256% , 3/15/39 (144A)
‡
2,500,000 2,449,977
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 9.1668% , 10/15/28 (144A)
‡
449,296 452,517
Prpm LLC , 6.9590% , 2/25/29 (144A)
Ç
471,454 472,872
PRPM LLC , 4.2424% , 12/25/64 (144A)
‡
1,000,000 938,873
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
757,268 768,823
6.0470%, 8/25/44 (144A)
Ç
3,050,000 3,064,557
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
1,491,000 1,504,098
7.7620%, 4/25/30 (144A)
Ç
2,590,000 2,628,813
7.4390%, 7/25/30 (144A)
Ç
3,075,000 3,095,595
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,464,876
6.6030%, 4/25/54 (144A)
Ç
1,834,766 1,834,766

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SMRT , CME Term SOFR 1 Month + 3.3500% , 8.6790% , 1/15/39 (144A)
‡
$ 2,025,000 $ 1,929,037
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 523,316
WB Commercial Mortgage Trust
6.9033%, 3/15/40 (144A)
‡
2,500,000 2,544,146
8.0108%, 3/15/40 (144A)
‡
500,000 510,457
Wells Fargo Commercial Mortgage Trust , 6.2262% , 7/15/35 (144A)
‡
2,500,000 2,508,326
Total Mortgage-Backed Securities (cost $228,941,156) 230,161,151
Investment Companies - 2.3%
Money Market Funds - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3017%
£,∞
(cost $7,186,030) 7,184,593 7,186,030
Total Investments (total cost $369,818,235 ) - 120.0% 372,695,725
Liabilities, net of Cash, Receivables and Other Assets - (20.0%) (62,223,671)
Net Assets - 100.0% $310,472,054
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 372,695,725 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - 0.0%
Mortgage-Backed Securities - 0.0%
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
$ (19,000) $ (19,485)
Total Securities Sold Short (proceeds $19,372) $ (19,485)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (19,485) 100.0%

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/8/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 2.3%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 24,241,622 $ (24,305,381) $ 63,759 $ – $ – – $ –
Janus Henderson B-BBB
CLO ETF – 27,668,314 (27,869,098) 200,784 – – – –
Money Market Funds - 2.3%
Janus Henderson Cash
Liquidity Fund LLC,
5.3017%
∞
– 232,862,797 (225,676,767) – – 7,186,030 7,184,593 381,791
Total Affiliated Investments
- 2.3% $– $284,772,733 $(277,851,246) $264,543 $– $7,186,030 $381,791
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 44 9/19/24 $ 4,919,750 $ 162,994
U.S. Treasury 5 Year Notes 617 9/30/24 66,568,516 1,322,446
Total - Futures Long 1,485,440
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 12 9/19/24 (1,386,938) (53,393)
U.S. Treasury 2 Year Notes 193 9/30/24 (39,635,867) (298,497)
Total - Futures Short (351,890)
Total $1,133,550
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2024
Futures contracts:
Average notional amount of contracts - long $51,961,999
Average notional amount of contracts - short 20,347,298

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $299,617,642 which represents 96.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 125,865,737 $ — $ 125,865,737
Collateralized Loan Obligations — 8,078,154 — 8,078,154
Corporate Bond — 1,404,653 — 1,404,653
Mortgage-Backed Securities — 230,161,151 — 230,161,151
Investment Companies — 7,186,030 — 7,186,030
Total Investments in Securities $ — $ 372,695,725 $ — $ 372,695,725
Other Financial Instruments
(a)
:
Futures Contracts $ 1,485,440 $ — $ — $ 1,485,440
Total Assets $ 1,485,440 $ 372,695,725 $ — $ 374,181,165
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 19,485 $ — $ 19,485
Other Financial Instruments
(a)
:
Futures Contracts $ 351,890 $ — $ — $ 351,890
Total Liabilities $ 351,890 $ 19,485 $ — $ 371,375
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70601 09-24